Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Earnout Liabilities

The following table provides a summary of the changes in fair value of the earnout liabilities for the three months ended March 31, 2022 and 2021:

March 31, 2022
Fair value at December 31, 2021	$1,630,681
Change in fair value	64,204
Fair value at March 31, 2022	$1,694,885

March 31, 2021
Fair value at December 31, 2020	$2,444,000
Change in fair value	69,950
Fair value at March 31, 2021	$2,513,950

The following table provides a summary of the changes in fair value of the earnout liabilities for the years ended December 31, 2021 and 2020:

Year ended December 31, 2021
Fair value at January 1, 2021	$2,444,000
Payment	(954,733)
Change in fair value	141,414
Fair value at December 31, 2021	$1,630,681

Year ended December 31, 2020
Fair value at January 1, 2020	$-
Additions	889,200
Change in fair value	1,554,800
Fair value at December 31, 2020	$2,444,000